Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PGIM ETF TRUST
Prospectus Date	rr_ProspectusDate	Jul. 19, 2023
Document Creation Date	dei_DocumentCreationDate	Jul. 18, 2023